Short-Term and Long-Term Debts - Summary of Long-Term Debts (Parenthetical) (Detail)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Debt Instrument [Line Items]
Long term debt	¥ 1,165,086,506	$ 167,354,205	¥ 939,987,391
Wukuang Trust [Member]
Debt Instrument [Line Items]
Cost method equity investments transferred			141,534,200
Wukuang Trust [Member] | Due in July 2019 [Member]
Debt Instrument [Line Items]
Debt securities issued			¥ 70,000,000
Debt securities issued, interest rate			11.00%
Wukuang Trust [Member] | Due in September 2019 [Member]
Debt Instrument [Line Items]
Debt securities issued			¥ 55,000,000
Debt securities issued, interest rate			16.00%
TF Trust [Member]
Debt Instrument [Line Items]
Long term debt			¥ 125,000,000
Lease Financing [Member]
Debt Instrument [Line Items]
Long term debt	619,037,733	88,919,207	21,702,116
Factoring and Subleasing Debt Payables [Member]
Debt Instrument [Line Items]
Long term debt			¥ 128,068,458